Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)		Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Cash flows from operating activities:
Profit for the year	$ 1,414	₨ 132,655		₨ 132,180		₨ 111,121
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment, net	(4)	(393)	[1]	(606)	[1]	(2,072)	[1]
Depreciation, amortization and impairment expense	310	29,107		29,579		34,071
Unrealized exchange (gain)/loss, net	23	2,168		(623)		655
Share-based compensation expense	48	4,465		5,551		5,584
Share of net (profit)/loss of associate and joint venture accounted for using equity method	(3)	(257)		(254)		233
Income tax expense	434	40,767		42,777		36,089
Finance and other income, net of finance expenses	(234)	(21,914)		(23,432)		(11,344)
Change in fair value of contingent consideration	1	49		(169)		(1,300)
Lifetime expected credit loss/(write-back)	30	2,838		324		640
Other non-cash items	0	0		0		488
Changes in operating assets and liabilities; net of effects from acquisitions
(Increase)/Decrease in trade receivables	(122)	(11,442)		1,894		7,824
(Increase)/Decrease in unbilled receivables and contract assets	(154)	(14,498)		(1,331)		5,919
(Increase)/Decrease in Inventories	2	184		213		287
Increase)/Decrease in other financial assets and other assets	(2)	(205)		6,609		8,869
Increase/(Decrease) in trade payables, accrued expenses, other financial liabilities, other liabilities and provisions	90	8,482		548		(435)
Increase/(Decrease) in contract liabilities	38	3,555		2,341		(5,053)
Cash generated from operating activities before taxes	1,871	175,561		195,601		191,576
Income taxes paid, net	(280)	(26,245)		(26,175)		(15,360)
Net cash generated from operating activities	1,591	149,316		169,426		176,216
Cash flows from investing activities:
Payment for purchase of property, plant and equipment	(166)	(15,603)		(14,737)		(10,510)
Proceeds from disposal of property, plant and equipment	8	758		1,822		4,022
Investment in associate	(4)	(352)		0		0
Payment for purchase of investments	(8,929)	(837,806)		(801,582)		(975,069)
Proceeds from sale of investments	8,704	816,732		706,520		978,598
Payment for business acquisitions including deposits and escrow, net of cash acquired	(277)	(26,033)		(964)		(5,291)
Payment for investment in joint venture	0	0		0		(484)
Proceeds from/(repayment of) security deposit for property, plant and equipment	0	0		(300)		300
Interest received	308	28,878		26,212		20,111
Dividend received		3		2,299		3
Net cash generated from/(used in) investing activities	(356)	(33,423)		(80,730)		11,680
Cash flows from financing activities:
Proceeds from issuance of equity shares and shares pending allotment		33		27		13
Repayment of loans and borrowings	(2,769)	(259,841)		(177,672)		(130,557)
Proceeds from loans and borrowings	2,697	253,089		195,595		120,500
Payment of lease liabilities including interests	(123)	(11,561)		(10,474)		(10,060)
Payment for buyback of equity shares, including tax and transaction cost	0	0		0		(145,173)
Payment for contingent consideration	(7)	(648)		0		(1,294)
Payment of deferred consideration on business combination	(2)	(221)		0		0
Interest and finance expenses paid	(67)	(6,336)		(8,689)		(10,456)
Payment of dividend	(1,228)	(115,206)		(62,750)		(5,218)
Payment of dividend to Non-controlling interests holders	(6)	(569)		0		(322)
Net cash generated from/(used in) financing activities	(1,505)	(141,260)		(63,963)		(182,567)
Net increase/(decrease) in cash and cash equivalents during the year	(270)	(25,367)		24,733		5,329
Effect of exchange rate changes on cash and cash equivalents	95	8,948		290		(239)
Cash and cash equivalents at the beginning of the year	1,300	121,974		96,951		91,861
Cash and cash equivalents at the end of the year	$ 1,125	₨ 105,555		₨ 121,974		₨ 96,951

[1]	Gain)/loss on sale of property, plant and equipment, net for the years ended March 31, 2024, 2025 and 2026, includes gain on sale of immovable properties of ₹ (2,357) and gain on relinquishment of the lease hold rights of land, and transfer of building along with other assets of ₹ (885) and gain on transfer of building of ₹ (405), respectively.